SCHEDULE OF COST OF REVENUES (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
RevenueFromContractWithCustomerAbstractLineItem [Line Items]
labor costs	$ 29,706,884	¥ 211,483,307	¥ 147,090,500	¥ 100,225,447
Cost of revenues	29,706,884	211,483,307	147,090,500	100,225,447
Cost of Materials And Tools [Member]
RevenueFromContractWithCustomerAbstractLineItem [Line Items]
labor costs	14,490,327	103,156,638	73,060,614	58,918,308
Cost of revenues	14,490,327	103,156,638	73,060,614	58,918,308
Labor Costs [Member]
RevenueFromContractWithCustomerAbstractLineItem [Line Items]
labor costs	15,216,557	108,326,669	74,029,886	41,307,139
Cost of revenues	$ 15,216,557	¥ 108,326,669	¥ 74,029,886	¥ 41,307,139